Property, Plant and Equipment (Details)	6 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Abstract]
Depreciation	RM 14,154,000	$ 3,159,375	RM 10,414,013	$ 2,266,379